CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS
Cash and cash equivalents are held for the purpose of meeting short-term cash commitments rather than for investment or other purposes. Cash and cash equivalents are comprised of cash at bank and on hand and highly liquid investments that are readily convertible to known amounts of cash, are subject to only an insignificant risk of changes in value and have an original maturity of less than three months.
Cash and cash equivalents consisted of the following items as of December 31:

	2023	2022

Cash and cash equivalents at banks and on hand	448	928
Cash equivalents with original maturity of less than three months	1,454	2,179
Cash and cash equivalents, as presented in the consolidated statement of cash flows*	1,902	3,107
* Cash and cash equivalents include an amount of US$165 relating to banking operations in Pakistan, which does not include customer deposits that are part of ‘Trade and other payables’ of US$426.
Cash at banks earns interest based on bank deposit rates. Short-term deposits are made for varying periods of between one day and three months, depending on the immediate cash requirements of the Company, and earn interest at the respective short-term deposit rates.
The imposition of currency exchange controls or other similar restrictions on currency convertibility in the countries in which VEON operates could limit VEON’s ability to convert local currencies or repatriate local cash in a timely manner or at all, as well as remit dividends from the respective countries. As of December 31, 2023, US$151(2022: US$125) of cash at the level of Ukraine was subject to currency restrictions that limited ability to upstream the cash or make certain payments outside the country, but these balances are otherwise freely available to the Ukrainian operations.

Cash balances include investments in money market funds of US$1,175 (2022: US$1,950), which are carried at fair value through profit or loss with gains presented within ‘Other non-operating gain / (loss)’ within the consolidated income statement.
The overdrawn accounts are presented as debt and derivatives within the statement of financial position. At the same time, because the overdrawn accounts are part of the Company’s cash management, they were included as cash and cash equivalents within the statement of cash flows. Refer to Note 24 for further discussion on the Company’s liquidity position.